Carrying Amounts of Assets, Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 581,010	$ 118,167	$ 150,414	$ 171,520
Restricted cash, current	255,917
Short-term investments	10,138	26,841
Accounts receivable, net	44,541	30,029
Prepayments and other current assets	31,758	9,226
Deferred tax assets, current	3,165	2,734
Total current assets	963,653	194,597
Non-current assets:
Property and equipment, net	221,442	79,564
Restricted cash, non-current	257,499	391,416
Deferred tax assets, non-current	1,728	1,723
Other non-current assets	22,627	13,744
Total non-current assets	541,436	606,564
Total assets	1,505,089	801,161
Current liabilities:
Deferred revenue	115,043	65,871
Accrued expenses and other liabilities	143,292	89,306
Customer's refundable fees	53,066	18,449
Income tax payable	43,688	23,659
Total current liabilities	445,626	467,955
Non-current liabilities:
Other non-current liabilities	479
Total non-current liabilities	615,996	145,697
Total liabilities	1,061,622	613,652
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Current assets:
Cash and cash equivalents	135,814	41,213
Restricted cash, current	255,917
Short-term investments	10,138	25,455
Accounts receivable, net	13,177	8,945
Prepayments and other current assets	21,549	4,000
Deferred tax assets, current	565	629
Total current assets	437,160	80,242
Non-current assets:
Property and equipment, net	16,068	15,747
Long-term investment	34,251
Restricted cash, non-current	224,039	358,960
Deferred tax assets, non-current	11	1,683
Other non-current assets	10,466	11,219
Total non-current assets	284,835	387,609
Total assets	721,995	467,851
Current liabilities:
Deferred revenue	28,284	19,891
Accrued expenses and other liabilities	57,380	43,170
Customer's refundable fees	10,418	8,926
Income tax payable	95	12,287
Intercompany payable to the WOFEs	409,983	188,028
Total current liabilities	506,160	272,302
Non-current liabilities:
Other non-current liabilities	7
Total non-current liabilities	7
Total liabilities	506,167	272,302
Net assets	$ 215,828	$ 195,549